UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3970

Smith Barney California Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

Smith Barney California Municipals Fund Inc.

FORM NQ

November 30, 2005

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.1%
Education - 4.3%
		California EFA Revenue:
$2,980,000	Aa3(a)	Claremont University Center, Series B, 5.000% due 3/1/24	$3,069,132
6,125,000	Ba1(a)	Pooled College & University Project, Series A, 5.500% due 7/1/15	6,320,571
1,000,000	A1(a)	Scripps College, 5.250% due 8/1/26	1,039,550
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32 (b)	15,738,750
165,000	A-	California State Public Works Board High Technology Facilities, Lease Revenue, San Jose Facility, Series A, 7.750% due 8/1/06	169,778
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA-Insured, 5.350% due 6/1/31	2,190,620
5,000,000	AAA	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, MBIA-Insured, 5.500% due 9/1/33	5,397,900
1,000,000	AAA	Fullerton University Foundation, Auxiliary Organization Revenue, Series A, MBIA-Insured, 5.750% due 7/1/30	1,093,930

		Total Education	35,020,231

Escrowed to Maturity (c) - 18.1%
		California Health Facilities Financing Authority Revenue, Kaiser Permanente:
3,500,000	AAA	Series A, FSA-Insured, 5.000% due 6/1/18	3,677,975
1,750,000	AAA	Series B, 5.250% due 10/1/14	1,859,060
		California Statewide Communities Development Authority, COP:
19,000,000	AAA	Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (b)	19,589,570
4,515,000	AAA	UniHealth Foundation, Series A, AMBAC-Insured, 5.500% due 10/1/07	4,705,352
270,000	AAA	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (d)	352,458
5,000,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, 6.250% due 8/1/11 (d)	5,386,550
110,000	AAA	Martinez, CA, Home Mortgage Revenue, UGRIC-Insured, 10.750% due 2/1/16	149,600
2,670,000	AAA	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project Number 1, MBIA-Insured, 5.800% due 8/1/23	2,724,201
3,325,000	AAA	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 8.300% due 6/1/13 (d)	4,282,201
6,000,000	AAA	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, Series A, MBIA-Insured, zero coupon bond to yield 6.149% due 10/1/16	3,778,080
		Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (d)	3,306,414
1,000,000	AAA	Series A, 7.800% due 5/1/21 (d)	1,373,340
1,500,000	AAA	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (d)	1,812,810
2,000,000	AAA	San Bernardino County, CA, COP, Capital Facilities Project, Series B, 6.875% due 8/1/24	2,570,320
120,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines, Inc., 8.000% due 7/1/13	140,274
		San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
5,000,000	AAA	zero coupon bond to yield 7.698% due 1/1/14	3,617,500
60,000,000	AAA	zero coupon bond to yield 7.748% due 1/1/16 (b)	39,398,400
17,500,000	AAA	zero coupon bond to yield 7.748% due 1/1/17	10,937,850
25,000,000	AAA	zero coupon bond to yield 7.748% due 1/1/18 (b)	14,817,750
20,000,000	AAA	zero coupon bond to yield 7.748% due 1/1/19	11,279,200
20,000,000	AAA	zero coupon bond to yield 7.749% due 1/1/26	7,673,400
4,310,000	Aaa(a)	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19	2,418,255

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Escrowed to Maturity (c) (continued)
$525,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11	$620,734
1,250,000	BBB	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23	1,254,137

		Total Escrowed to Maturity	147,725,431

Finance - 5.0%
1,000,000	BBB+	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12	1,014,250
3,000,000	AAA	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor Refinancing Project, Series A, AMBAC-Insured, 5.250% due 5/1/24	3,135,600
2,315,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue, Series A, 5.000% due 10/1/19	2,399,498
5,550,000	AAA	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	5,745,804
2,800,000	AAA	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due 9/1/18	2,944,284
2,875,000	AAA	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration & Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24	3,452,932
2,000,000	AAA	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, Series A, MBIA-Insured, 7.000% due 9/1/10 (e)	2,298,380
		Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,089,360
1,900,000	AAA	5.250% due 9/1/34	2,004,690
		Virgin Islands Public Finance Authority Revenue, Series A:
5,000,000	BBB	Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24	5,558,650
10,000,000	BBB	Senior Lien, 5.500% due 10/1/18	10,406,500

		Total Finance	41,049,948

General Obligation - 8.8%
2,000,000	AAA	Adelanto, CA, School District, Capital Appreciation, Series B, FGIC-Insured, zero coupon bond to yield 6.699% due 9/1/18	1,048,400
		California State, Veterans Bonds:
1,000,000	AA-	Series AT, 9.500% due 2/1/10	1,217,120
2,000,000	AA-	Series AU, 8.400% due 10/1/06	2,078,580
		Los Angeles, CA, USD:
20,000,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/24 (b)	20,909,200
14,230,000	AAA	Series E, MBIA-Insured, 5.125% due 7/1/22 (b)	15,087,642
4,000,000	AAA	Moreno Valley, CA, USD, Election 2004, Series A, FSA-Insured, 5.000% due 8/1/25	4,179,760
3,000,000	AAA	Placentia-Yorba Linda, CA, USD, Series B, FGIC-Insured, 5.500% due 8/1/27	3,284,940
1,000,000	A3(a)	San Diego, CA, Public Safety Communication Project, 6.650% due 7/15/11	1,134,640
		Santa Margarita-Dana Point, CA, Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18 (b)	20,911,600
1,500,000	AAA	Water Improvement Districts 3, 3A, 4, & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14 (e)	1,866,030

		Total General Obligation	71,717,912

Government Facilities - 0.6%
		Riverside County, CA, COP, Historic Courthouse Project, Series A:
2,320,000	A+	5.000% due 11/1/23	2,387,025
2,705,000	A+	5.000% due 11/1/28	2,747,225

		Total Government Facilities	5,134,250

Hospitals - 2.9%
		California Health Facilities Financing Authority Revenue

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals (continued)
$705,000	A	Casa De Las Campanas, Series A, California Mortgage Insurance-Insured, 5.500% due 8/1/12	$735,872
2,185,000	AAA	Catholic West, Series A, MBIA-Insured, Unrefunded Balance, 5.125% due 7/1/24	2,255,641
2,500,000	AAA	De Las Companas, Series A, AMBAC-Insured, 5.750% due 7/1/15	2,555,375
2,500,000	A	Marshall Hospital, Series A, California Mortgage Insurance-Insured, 5.250% due 11/1/18	2,605,325
		Sutter Health, Series A:
		FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,535,371
1,500,000	AAA	5.250% due 8/15/27	1,558,890
2,000,000	AAA	MBIA-Insured, 5.000% due 8/15/19	2,080,460
5,145,000	AAA	University of California at San Francisco-Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18	5,383,368
4,000,000	AA-	California Statewide Communities Development Authority Revenue, COP, St. Joseph’s Health Systems, 5.250% due 7/1/21	4,107,120
1,000,000	AAA	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured, 5.125% due 6/1/17	1,042,360

		Total Hospitals	23,859,782

Housing: Multi-Family - 1.5%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corp., MFH Revenue, Edgewood Apartments Project, Series A, FNMA-Collateralized, 5.700% due 11/1/06 (d)(f)	1,264,600
6,000,000	NR	California Statewide Communities Development Authority, Multi-Family Revenue, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (d)(e)	6,135,480
1,740,000	AAA	Riverside County, CA, Housing Authority, MFH Revenue, Brandon Place Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/29 (d)(f)	1,806,242
660,000	AAA	San Francisco, CA, City & County Redevelopment Agency Multi-Family Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (d)	675,536
2,755,000	AAA	Victorville, CA, MFH Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.300% due 4/20/31	2,822,277

		Total Housing: Multi-Family	12,704,135

Housing: Single-Family - 1.5%
		California Housing Finance Agency Revenue, Home Mortgage:
		Capital Appreciation:
300,000	AA-	Series 1983-B, FHA-Insured, zero coupon bond to yield 10.749% due 8/1/15	131,379
310,000	AA-	Series 1984-B, zero coupon bond to yield 11.165% due 8/1/16	94,076
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,393
		California Housing Finance Agency Single-Family Mortgage Purchase:
315,000	AAA	Issue A-2, FHA-Insured, 6.350% due 8/1/15 (d)(e)	318,093
1,140,000	AAA	Series B-3, Class II, Remarketed 3/31/98, MBIA-Insured, 5.375% due 8/1/21 (d)	1,156,633
355,000	AA+	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (d)	370,670
10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	10,489,900

		Total Housing: Single-Family	12,571,144

Miscellaneous - 10.7%
2,000,000	AAA	Anaheim, CA, COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23	2,131,660
10,000,000	AA	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital Improvements Projects, Series A, 5.250% due 6/1/28	10,321,400

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous (continued)
$4,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Rand Corp. Project, Series A, AMBAC-Insured, 5.500% due 4/1/32	$4,281,280
		California State Public Works Board Lease Revenue:
2,500,000	AAA	Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,604,400
5,000,000	AAA	Department of Health Services, Series A, MBIA-Insured, 5.750% due 11/1/24	5,497,000
3,000,000	AAA	Contra Costa County, CA, COP, Capital Projects Program, AMBAC-Insured, 5.250% due 2/1/21	3,114,720
3,680,000	AAA	Fontana, CA, COP, AMBAC-Insured, 5.000% due 9/1/21	3,823,888
3,250,000	AAA	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, Series A, FSA-Insured, 5.500% due 9/1/14	3,436,777
		San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC-Insured:
14,000,000	AAA	5.250% due 10/1/26 (b)	14,820,400
5,000,000	AAA	5.250% due 10/1/33	5,240,500
25,000,000	AAA	San Francisco, CA, State Building Authority Lease Revenue, San Francisco Civic Center Complex, Series A, AMBAC-Insured, 5.250% due 12/1/21 (b)	25,972,000
3,205,000	AAA	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, Series A, MBIA-Insured, 5.375% due 8/1/30	3,369,481
2,795,000	AAA	Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,930,334

		Total Miscellaneous	87,543,840

Pollution Control - 0.2%
1,500,000	A+	California PCFA Revenue, San Diego Gas & Electric Co., Series A, 6.800% due 6/1/15 (d)	1,752,690

Pre-Refunded (g) - 15.2%
1,240,000	AAA	Anaheim, CA, Public Financing Authority Revenue, Water Utility, Lenain Filtration Project, FGIC-Insured, Call 4/1/06 @ 100, 5.250% due 10/1/19	1,249,077
1,775,000	A1(a)	California EFA Revenue, Pepperdine University, Series A, Call 11/1/09 @ 101, 5.000% due 11/1/18	1,899,623
		California Health Facilities Financing Authority Revenue:
815,000	AAA	Catholic West, Series A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24	855,644
12,000,000	A3(a)	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.125% due 12/1/30 (b)	13,338,840
2,605,000	AA	California State Department of Water Resources, Central Valley Project Revenue, Water System, Series S, Call 12/1/07 @ 101, 5.000% due 12/1/19	2,723,215
		East Bay, CA, Municipal Utility District:
4,855,000	AAA	Wastewater Treatment System Revenue, Subordinated, FGIC-Insured, Call 6/1/06 @ 102, 5.000% due 6/1/26	4,996,717
4,775,000	AAA	Water System Revenue, Subordinated, FGIC-Insured, Call 6/1/06 @ 102, 5.000% due 6/1/26	4,914,382
2,000,000	AAA	Foothill/Eastern Corridor Agency of California, Toll Road Revenue, Senior Lien, Series A, Call 1/1/07 @ 100, 6.000% due 1/1/34 (e)	2,061,080
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Enhanced Asset-Backed Securities, Series B:
4,215,000	A-	Call 6/1/06 @ 100, 5.375% due 6/1/17	4,262,587
3,280,000	A-	Call 6/1/07 @ 100, 5.500% due 6/1/18	3,389,782
2,500,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, Call 8/1/06 @ 102, 6.000% due 8/1/16 (d)	2,594,225
4,185,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue, Regional Park & Open, Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19	4,364,202
		Metropolitan Water District Southern California Waterworks Revenue:
		Series A, Call 1/1/08 @ 101:

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (g) (continued)
$1,000,000	AA+	5.000% due 7/1/18	$1,046,390
5,540,000	AAA	5.000% due 7/1/26	5,797,001
7,610,000	AA+	5.000% due 7/1/26	7,963,028
4,500,000	AAA	Series C, Call 1/1/07 @ 102, 5.250% due 7/1/16	4,689,225
750,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Call 7/1/08 @ 100, 5.000% due 7/1/09	784,162
1,675,000	AAA	Orange County, CA, Recovery, COP, Series A, MBIA-Insured, Call 7/1/06 @ 102, 6.000% due 7/1/26	1,735,886
4,720,000	AAA	Pasadena, CA, GO, USD, Series A, FGIC-Insured, Call 5/1/08 @ 101, 5.000% due 5/1/20	4,965,534
6,575,000	AAA	Placer County, CA, Water Agency Revenue COP, Capital Improvement Projects, AMBAC-Insured, Call 7/1/09 @ 101, 5.500% due 7/1/29	7,126,248
4,600,000	AAA	Sacramento County, CA, COP, Public Facilities Project, Solid Waste Facilities, MBIA-Insured, Call 12/1/06 @ 102, 5.250% due 12/1/16	4,788,048
		Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	AA-	Call 6/1/10 @ 101, 5.625% due 6/1/30	2,204,520
		Series A, AMBAC-Insured, Call 6/1/11 @ 100:
5,070,000	AAA	5.500% due 12/1/20	5,590,993
6,300,000	AAA	5.500% due 12/1/21	6,947,388
1,600,000	AAA	Solid Waste & Redevelopment Project, Call 12/1/09 @ 102, 5.875% due 12/1/29	1,780,880
		Sacramento, CA, Power Authority Cogeneration Project Revenue, Call 7/1/06 @ 102:
1,800,000	BBB	6.500% due 7/1/07	1,869,966
1,800,000	BBB	6.500% due 7/1/08	1,869,966
2,200,000	BBB	6.500% due 7/1/09	2,285,514
1,250,000	AAA	San Diego, CA, Community College District Lease Revenue, MBIA-Insured, Call 12/1/06 @ 102, 6.125% due 12/1/16	1,311,675
9,780,000	AAA	San Francisco Bay Area Transit Financing Authority, AMBAC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28	10,311,250
4,000,000	AAA	Tahoe-Truckee, CA, GO, USD, Improvement District Number 1, Series A, FGIC-Insured, Call 8/1/09 @ 101, 5.750% due 8/1/20	4,375,960

		Total Pre-Refunded	124,093,008

Public Facilities - 0.9%
2,000,000	AAA	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC-Insured, 5.125% due 12/1/31	2,090,060
4,500,000	AAA	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, Series A, MBIA-Insured, 5.500% due 11/1/29	4,946,895

		Total Public Facilities	7,036,955

Tax Allocation - 2.9%
2,000,000	AAA	Anaheim, CA, Public Financing Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,158,680
1,000,000	AAA	El Centro, CA, RDA, Tax Allocation, El Centro Redevelopment Project, MBIA-Insured, 6.375% due 11/1/17	1,047,240
6,485,000	AAA	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, Series A, MBIA-Insured, 5.125% due 8/1/31	6,711,716
6,500,000	AAA	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC-Insured, 5.125% due 9/1/32	6,757,075
1,000,000	AAA	Norco California Redevelopment Agency Project, Area Number 1. AMBAC Insured, 5.000% due 3/1/26	1,026,020
		Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project:
2,500,000	AAA	FSA-Insured, Refunding, 5.250% due 9/1/20	2,655,800
		MBIA-Insured:
2,445,000	AAA	5.250% due 9/1/16	2,528,399

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tax Allocation (continued)
$1,000,000	AAA	5.250% due 9/1/26	$1,032,620

		Total Tax Allocation	23,917,550

Tobacco - 3.4%
5,250,000	Baa3(a)	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	5,468,820
20,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39 (b)	22,335,800

		Total Tobacco	27,804,620

Transportation - 3.9%
15,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, 1st Lien, Series A, FGIC-Insured, 5.000% due 7/1/29 (b)	15,544,500
1,250,000	AAA	Fresno, CA, Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,342,362
9,000,000	AAA	Sacramento County, CA, Airport System Revenue, Series A, MBIA-Insured, 5.900% due 7/1/24 (d)	9,311,130
5,490,000	AAA	San Francisco Bay Area Transit Financing Authority, AMBAC Insured, 5.000% due 7/1/28	5,623,572

		Total Transportation	31,821,564

Utilities - 0.3%
360,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Unrefunded Balance, 5.000% due 7/1/09	360,594
2,000,000	AAA	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, MBIA-Insured, 6.368% due 7/1/22	2,353,200

		Total Utilities	2,713,794

Water and Sewer - 15.9%
		California State Department of Water Resources, Central Valley Project Revenue Water System:
2,395,000	AA	Series S, Unrefunded Balance, 5.000% due 12/1/19	2,488,142
11,000,000	AA	Series U, 5.000% due 12/1/29	11,166,650
5,000,000	AAA	California State Department of Water Resources and Power Supply Revenue, Subseries G-8, MBIA-Insured, SPA-JPMorgan Chase Bank, 3.180% due 5/1/18	5,000,000
		Castaic Lake Water Agency California Revenue, COP, Water System Improvement Project, AMBAC-Insured:
7,270,000	AAA	5.250% due 8/1/19	7,740,878
7,615,000	AAA	5.125% due 8/1/30	7,936,201
6,000,000	AAA	Clovis, CA, Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,315,420
4,000,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	4,141,320
		East Bay, CA, Municipal Utility:
6,585,000	AAA	District Wastewater Treatment System Revenue, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/26	6,760,293
3,625,000	AAA	District Water System Revenue, Refunding, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/26	3,721,498
8,400,000	AAA	District Water Systems Revenue, MBIA-Insured, 5.000% due 6/1/26	8,664,012
		Eastern Municipal Water District COP Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	1,149,420
17,750,000	AAA	Series A, MBIA-Insured, 5.250% due 7/1/23 (b)	18,341,785
1,900,000	AAA	El Centro, CA, Financing Authority Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	1,979,990
1,720,000	AAA	Lodi, CA, Wastewater Systems Revenue, COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,798,518
		Metropolitan Water District, Southern California Waterworks Revenue:
12,900,000	AA+	Series A, 4.750% due 7/1/22 (b)	13,111,431
10,000,000	AAA	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,446,700

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer (continued)
$1,925,000	AAA	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA-Insured, 5.125% due 6/1/21	$2,046,583
2,500,000	AAA	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AA, FSA-Insured, 5.000% due 5/1/29	2,574,025
6,875,000	AAA	San Diego, CA, Public PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	6,951,931
2,820,000	AAA	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,924,960
4,350,000	AAA	Vallejo, CA, Parity Revenue, Water Improvement Project, Series A, FSA-Insured, 5.250% due 5/1/29	4,618,873

		Total Water and Sewer	129,878,630

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $702,575,657)	786,345,484

SHORT-TERM INVESTMENTS - 2.5%
Finance - 0.3%
400,000	A-1+	California State Economic Recovery, Series C-9, LOC-Bank of Nova Scotia, 2.940%, 12/1/05 (h)	400,000
		California State Economic Recovery Bonds:
900,000	A-1+	Series C-04, ST GTD, SPA-JPMorgan Chase, 2.950%, 12/1/05 (h)	900,000
600,000	A-1+	Series C-11, LOC-BNP Paribas, 2.930%, 12/7/05 (h)	600,000
200,000	A-1+	State of California, Series C-8, LOC-Lloyds Bank PLC, 2.940%, 12/1/05 (h)	200,000

		Total Finance	2,100,000

General Obligation - 0.0%
300,000	A-1+	California State, GO, Series A-1, LOC-Westdeutsche Landesbank, 3.000%, 12/1/05 (h)	300,000

Miscellaneous - 0.8%
6,300,000	SP-1+	California State Revenue Anticipation Notes, 4.500% due 6/30/06	6,347,817
300,000	VMIG1(a)	California Statewide CDA Revenue, North Peninsula Jewish Community Center, LOC-Bank of America, 2.950%, 12/1/05 (h)	300,000

		Total Miscellaneous	6,647,817

Pollution Control - 0.1%
900,000	A-1+	California PCFA, PCR, Pacific Gas & Electric, Series F, LOC-Bank One N.A., 2.960%, 12/1/05 (h)	900,000

Transportation - 0.1%
1,000,000	VMIG1(a)	Santa Clara County, CA, Transportation District, Series 1985-A, AMBAC-Insured, LOC-Credit Local de France, 3.010%, 12/7/05 (h)	1,000,000

Utilities - 1.1%
		California State Department of Water Resources Power Supply Revenue:
1,800,000	A-1+	Series B-1, 2.950%, 12/1/05 (h)	1,800,000
500,000	A-1+	Series B-4, LOC-Bayerische Landesbank, 2.950%, 12/1/05 (h)	500,000
1,200,000	A-1+	Series C-02, SPA-Westdeutsche Landesbank, AMBAC-Insured, 3.040%, 12/1/05 (h)	1,200,000
1,500,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series C-6, AMBAC-Insured, SPA-Baden-Wuerrtemberg, 3.040%, 12/1/05 (h)	1,500,000
1,000,000	A-1+	East Bay, CA, Municipal Utility District, Wastewater System Revenue, Refunding, Subordinated Series 2, XLCA-Insured, SPA-Dexia Credit Local, 3.010%, 12/7/05 (h)	1,000,000
400,000	A-1+	Los Angeles, CA, Department of Water & Power, Sub-Series B-2, SPA-Landesbank Wuerttemberg, 3.000%, 12/1/05 (h)	400,000

See Notes to Schedule of Investments.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities (continued)
$1,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Subordinated Series B-3, 2.980%, 12/1/05 (h)	$1,000,000
1,500,000	A-1+	Metropolitan Water District of Southern California, Waterworks Revenue, Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 2.950%, 12/1/05 (h)	1,500,000

		Total Utilities	8,900,000

Water and Sewer - 0.1%
200,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series B-6, LOC-State Street B&T Co., 2.950%, 12/1/05 (h)	200,000
400,000	A-1+	Metropolitan Water District of Southern California, Waterworks Revenue, Series C-1, 2.990%, 12/1/05 (h)	400,000

		Total Water and Sewer	600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $20,453,658)	20,447,817

		TOTAL INVESTMENTS - 98.6% (Cost - $723,029,315#)	806,793,301
		Other Assets in Excess of Liabilities - 1.4%	11,225,213

		TOTAL NET ASSETS - 100.0%	$818,018,514

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Rating by Moody’s Investors Service. All ratings are unaudited.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(g)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See	pages 9 and 10 for definitions of Ratings.

Abbreviations used in this schedule:

ABAG AMBAC CDA COP EFA FGIC FHA FNMA FSA GNMA GO HFA LOC MBIA MFH PCFA PCR PFA RDA RIBS SAVRS ST GTD SPA UGRIC USD XLCA

— Association of Bay Area Governments

— Ambac Assurance Corporation

— Community Development Authority

— Certificate of Participation

— Educational Facilities Authority

— Financial Guaranty Insurance Company

— Federal Housing Administration

— Federal National Mortgage Association

— Financial Security Assurance

— Government National Mortgage Association

— General Obligation

— Housing Finance Authority

— Letter of Credit

— Municipal Bond Investors Assurance Corporation

— Multi-Family Housing

— Pollution Control Finance Authority

— Pollution Control Revenue

— Public Facilities Authority

— Redevelopment Agency

— Residual Interest Bonds

— Select Auction Variable Rate Securities

— State Guaranteed

— Standby Bond Purchase Agreement

— United Guaranty Residential Insurance Company of Iowa

— Unified School District

— XL Capital Assurance Inc.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney California Municipals Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$85,020,918
Gross unrealized depreciation	(1,256,932)

Net unrealized appreciation	$83,763,986

At November 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	2,370	03/06	$267,069,375	$265,514,062	$1,555,313

ITEM 2.      CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.      EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney California Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date	January 30, 2006

By	/s/ KAPREL OZSOLAK
Chief Financial Officer

Date	January 30, 2006